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                          Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, DC  20004
                                 (202)739-3000


February 15, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:   Rydex Series Funds (File Nos. 33-59692 and 811-07584)
      Filing pursuant to Rule 497(j)
      -----------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the C Class Shares Prospectus and the H Class Shares Prospectus of the Sector Rotation Fund dated February 12, 2002, and the Statement of Additional Information dated February 12, 2002, do not differ from those contained in the Trust's Post-Effective Amendment No. 46, which was filed via EDGAR on February 8, 2002.

Please contact me at (202) 739-5654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire

W. John McGuire